Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (0.7%)
*	Afterpay Ltd.	6,372,489	460,228
*	Xero Ltd.	337,116	33,848
			494,076
Austria (0.5%)
	Erste Group Bank AG	8,342,522	345,566
Belgium (2.1%)
	Umicore SA	11,789,791	709,463
*	Argenx SE	1,978,464	552,676
	UCB SA	2,114,540	198,481
			1,460,620
Brazil (0.4%)
	B3 SA - Brasil Bolsa Balcao	42,059,496	141,067
	Raia Drogasil SA	21,413,778	112,293
			253,360
Canada (1.0%)
	Toronto-Dominion Bank	5,639,742	406,484
	Canadian National Railway Co.	2,929,034	329,745
			736,229
China (16.0%)
	Tencent Holdings Ltd.	45,273,700	3,596,669
*	Alibaba Group Holding Ltd.	78,622,556	2,102,801
*,1	Meituan Class B	41,140,208	1,550,386
*	NIO Inc. ADR	31,223,162	1,205,839
*	Alibaba Group Holding Ltd. ADR	3,079,547	658,900
*	TAL Education Group ADR	15,272,843	610,456
	Ping An Insurance Group Co. of China Ltd. Class H	44,035,500	481,007
*	Baidu Inc. ADR	2,041,992	400,782
*	Pinduoduo Inc. ADR	2,240,979	279,853
*	China Mengniu Dairy Co. Ltd.	44,858,000	265,512
*	Kingdee International Software Group Co. Ltd.	29,419,000	111,792
			11,263,997
Denmark (4.0%)
*	Genmab A/S	2,548,873	1,028,563
	Vestas Wind Systems A/S	20,360,937	795,965
	Ambu A/S Class B	13,909,666	517,201
	Novozymes A/S Class B	2,401,809	175,282
	Chr Hansen Holding A/S	1,658,818	148,910
*	Pandora A/S	1,081,322	146,055
			2,811,976

		Shares	Market Value ($000)
France (7.2%)
	Kering SA	2,915,915	2,670,389
	L'Oreal SA (XPAR)	2,633,485	1,192,231
	Schneider Electric SE	4,585,368	729,805
	Alstom SA	4,854,925	273,957
	Legrand SA	1,664,683	174,619
			5,041,001
Germany (8.7%)
*,1	Zalando SE	12,213,116	1,304,507
*,1	Delivery Hero SE	7,334,216	992,211
*,2	HelloFresh SE	10,552,945	954,077
	Bayerische Motoren Werke AG	4,202,100	446,085
	Infineon Technologies AG	10,114,511	409,000
	adidas AG	961,843	350,770
*,3	CureVac NV	2,731,786	304,540
	Allianz SE (Registered)	792,684	210,506
	Knorr-Bremse AG	1,642,084	204,129
*,2,3	Jumia Technologies AG ADR	6,724,836	196,298
	Daimler AG (Registered)	2,028,145	189,221
	BASF SE	2,275,881	186,329
	SAP SE	1,113,120	154,136
	GEA Group AG	2,598,788	113,072
*	MorphoSys AG	664,989	58,422
*,2,3	Home24 SE	2,066,394	43,853
			6,117,156
Hong Kong (2.4%)
	AIA Group Ltd.	83,488,800	1,065,209
	Hong Kong Exchanges & Clearing Ltd.	8,597,843	529,134
	BOC Hong Kong Holdings Ltd.	32,357,500	119,353
			1,713,696
India (1.3%)
	Housing Development Finance Corp. Ltd.	11,680,736	409,008
*	HDFC Bank Ltd.	17,977,325	372,930
	Larsen & Toubro Ltd.	5,533,931	112,691
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	20,343
			914,972
Indonesia (0.2%)
	Bank Central Asia Tbk PT	77,100,300	170,988
Israel (0.4%)
*	Wix.com Ltd.	1,136,985	295,457
Italy (3.3%)
	Ferrari NV	5,142,058	1,084,248
	EXOR NV	5,618,641	483,736
	Intesa Sanpaolo SPA	119,446,551	350,691
	Stellantis NV	13,737,294	269,356
	Stellantis NV (XNYS)	8,726,925	170,733
			2,358,764
Japan (8.0%)
	M3 Inc.	23,314,500	1,566,182
	Nidec Corp.	11,414,800	1,308,911
	SMC Corp.	1,093,100	657,665
	Sony Group Corp.	4,103,800	403,455
	Recruit Holdings Co. Ltd.	7,362,300	377,362
	Bridgestone Corp.	6,031,200	267,137
	Takeda Pharmaceutical Co. Ltd.	6,970,000	238,174

		Shares	Market Value ($000)
	Kubota Corp.	8,345,300	191,973
	Murata Manufacturing Co. Ltd.	2,024,600	153,358
	Toyota Motor Corp.	1,833,000	152,119
	Sekisui Chemical Co. Ltd.	8,081,200	140,894
	SBI Holdings Inc.	4,470,400	113,763
	Pigeon Corp.	3,300,800	95,141
			5,666,134
Netherlands (10.0%)
	ASML Holding NV	6,525,994	4,356,051
*,1	Adyen NV	903,347	2,090,763
	Royal Dutch Shell plc Class A (XLON)	21,426,203	413,987
	Royal Dutch Shell plc Class A	11,500,265	222,072
			7,082,873
Norway (0.8%)
	Equinor ASA	19,496,908	424,168
	DNB ASA	7,806,147	171,782
			595,950
Singapore (0.3%)
*	Sea Ltd. ADR	748,327	189,506
South Korea (1.1%)
	Samsung Electronics Co. Ltd.	7,838,789	562,670
	Samsung SDI Co. Ltd.	397,555	228,182
			790,852
Spain (2.2%)
[3]	Industria de Diseno Textil SA	20,672,782	803,455
*	Banco Bilbao Vizcaya Argentaria SA	59,402,242	371,015
	Iberdrola SA (XMAD)	25,347,161	339,949
			1,514,419
Sweden (2.7%)
	Atlas Copco AB Class A	12,963,440	793,730
*	Kinnevik AB Class B	9,975,592	361,138
*,3	Oatly Group AB ADR	13,654,735	323,754
	Assa Abloy AB Class B	8,048,188	247,773
	Svenska Handelsbanken AB Class A	15,403,098	176,123
			1,902,518
Switzerland (4.2%)
	Nestle SA (Registered)	5,454,289	673,704
	Roche Holding AG	1,884,942	655,497
	Cie Financiere Richemont SA (Registered) Class A	2,454,931	297,392
	Temenos AG (Registered)	1,868,930	288,649
	Lonza Group AG (Registered)	355,097	229,556
	Alcon Inc.	3,122,261	217,242
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	21,243	200,360
	Sika AG (Registered)	500,504	161,142
	Straumann Holding AG (Registered)	73,459	114,992
	Novartis AG (Registered)	1,097,014	96,911
			2,935,445
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	44,359,000	941,839
United Kingdom (4.4%)
*	Ocado Group plc	28,347,825	758,445
	Diageo plc	9,771,235	471,203
	AstraZeneca plc	2,918,604	332,644
	Burberry Group plc	8,186,415	247,706
	National Grid plc	17,956,151	239,678

		Shares	Market Value ($000)
	Barclays plc	89,148,053	231,499
	Reckitt Benckiser Group plc	2,316,511	208,946
	Bunzl plc	4,977,429	161,219
*	Next plc	1,296,389	149,710
*	Whitbread plc	3,102,940	139,753
	GlaxoSmithKline plc	7,101,728	135,457
			3,076,260
United States (15.1%)
*	MercadoLibre Inc.	1,869,929	2,540,616
*	Tesla Inc.	3,518,534	2,199,858
*	Moderna Inc.	10,949,005	2,025,675
*	Illumina Inc.	4,910,590	1,991,932
*	Spotify Technology SA	5,494,248	1,327,245
*	Amazon.com Inc.	110,408	355,853
*	Booking Holdings Inc.	95,967	226,631
			10,667,810
Total Common Stocks (Cost $34,469,588)			69,341,464
Preferred Stock (0.3%)
*,2,4,5,6	You & Mr. Jones PP (Acquired 9/23/15) (Cost $44,800)	44,800,000	168,000
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[7,8]	Vanguard Market Liquidity Fund, 0.055% (Cost $1,411,490)	14,115,858	1,411,586
Total Investments (100.6%) (Cost $35,925,878)			70,921,050
Other Assets and Liabilities—Net (-0.6%)			(398,873)
Net Assets (100%)			70,522,177
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $5,937,867,000, representing 8.4% of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $505,749,000.
4	Restricted securities totaling $188,343,000, representing 0.3% of net assets.
5	Security value determined using significant unobservable inputs.
6	Perpetual security with no stated maturity date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $514,399,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	45	9,455	606
MSCI EAFE Index	June 2021	3,472	405,703	14,367
MSCI Emerging Markets Index	June 2021	2,821	191,955	7,729
				22,702
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at May 31, 2021.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	11,657,399	—	—	11,657,399
Common Stocks—Other	4,465,385	53,198,337	20,343	57,684,065
Preferred Stock	—	—	168,000	168,000
Temporary Cash Investments	1,411,586	—	—	1,411,586
Total	17,534,370	53,198,337	188,343	70,921,050
Derivative Financial Instruments
Assets
Futures Contracts[1]	22,702	—	—	22,702
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2021 Market Value ($000)
HelloFresh SE	543,702	—	—	—	410,375	—	—	954,077
Home24 SE	23,358	4,336	—	—	16,159	—	—	43,853
Jumia Technologies AG ADR	61,801	—	—	—	134,497	—	—	196,298
Vanguard Market Liquidity Fund	1,795,364	NA1	NA1	87	(87)	820	—	1,411,586
You & Mr. Jones PP	143,808	—	—	—	24,192	—	—	168,000
Total	2,568,033			87	585,136	820	—	2,773,814
1	Not applicable—purchases and sales are for temporary cash investment purposes.